Tangible assets - Changes in tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 32,735	€ 35,235
Balance, at the end of the period	33,321	32,735	€ 35,235
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,722	4,921
Balance, at the end of the period	2,625	2,722	4,921
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	50,560	53,012	52,893
Additions / disposals (net) due to change in the scope of consolidation	(191)	1,073	(20)
Additions / disposals (net)	(359)	1,310	4,701
Transfers, exchange differences and other items	1,479	(4,835)	(4,562)
Balance, at the end of the period	51,489	50,560	53,012
Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	3,948	5,686	6,693
Additions / disposals (net) due to change in the scope of consolidation	1	(37)	0
Additions / disposals (net)	96	(1,339)	(997)
Transfers, exchange differences and other items	384	(362)	(10)
Balance, at the end of the period	4,429	3,948	5,686
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(17,261)	(17,328)	(19,127)
Additions / disposals (net) due to change in the scope of consolidation	39	(40)	9
Additions / disposals (net)	4,126	2,925	2,537
Charge for the year	(1,743)	(1,914)	(2,035)
Transfers, exchange differences and other items	(2,563)	(904)	1,288
Balance, at the end of the period	(17,402)	(17,261)	(17,328)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(1,217)	(765)	0
Additions / disposals (net) due to change in the scope of consolidation	0	(3)	0
Additions / disposals (net)	44	167	37
Charge for the year	(612)	(706)	(807)
Transfers, exchange differences and other items	(4)	90	5
Balance, at the end of the period	(1,789)	(1,217)	(765)
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(564)	(449)	(916)
Impairment charge for the year	(169)	(185)	(62)
Releases	19	11	17
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	64	23
Transfers, exchange differences and other items	(115)	36	512
Balance, at the end of the period	(765)	(564)	(449)
Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(9)	0	0
Impairment charge for the year	(13)	(4)	0
Releases	1	1	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	7	0
Transfers, exchange differences and other items	(1)	(6)	0
Balance, at the end of the period	(15)	(9)	0
For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	13,213	15,041
Balance, at the end of the period	13,259	13,213	15,041
For own use | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,722	4,921
Balance, at the end of the period	2,625	2,722	4,921
For own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	24,896	27,108	25,428
Additions / disposals (net) due to change in the scope of consolidation	66	(16)	(5)
Additions / disposals (net)	781	827	1,863
Transfers, exchange differences and other items	(214)	(3,023)	(178)
Balance, at the end of the period	25,529	24,896	27,108
For own use | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	3,948	5,686	6,693
Additions / disposals (net) due to change in the scope of consolidation	1	(37)	0
Additions / disposals (net)	96	(1,339)	(997)
Transfers, exchange differences and other items	384	(362)	(10)
Balance, at the end of the period	4,429	3,948	5,686
For own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(11,543)	(11,974)	(10,524)
Additions / disposals (net) due to change in the scope of consolidation	(1)	(40)	3
Additions / disposals (net)	733	527	356
Charge for the year	(1,733)	(1,906)	(2,021)
Transfers, exchange differences and other items	529	1,850	212
Balance, at the end of the period	(12,015)	(11,543)	(11,974)
For own use | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(1,217)	(765)	0
Additions / disposals (net) due to change in the scope of consolidation	0	(3)	0
Additions / disposals (net)	44	167	37
Charge for the year	(612)	(706)	(807)
Transfers, exchange differences and other items	(4)	90	5
Balance, at the end of the period	(1,789)	(1,217)	(765)
For own use | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(140)	(93)	(61)
Impairment charge for the year	(144)	(104)	(14)
Releases	10	4	8
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	61	20
Transfers, exchange differences and other items	(42)	33	(26)
Balance, at the end of the period	(255)	(140)	(93)
For own use | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(9)	0	0
Impairment charge for the year	(13)	(4)	0
Releases	1	1	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	7	0
Transfers, exchange differences and other items	(1)	(6)	0
Balance, at the end of the period	(15)	(9)	0
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,559	19,221
Balance, at the end of the period		18,559	19,221
Leased out under an operating lease | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	24,204	24,454	25,087
Additions / disposals (net) due to change in the scope of consolidation	(257)	1,082	0
Additions / disposals (net)	(1,076)	512	3,148
Transfers, exchange differences and other items	1,552	(1,844)	(3,781)
Balance, at the end of the period	24,423	24,204	24,454
Leased out under an operating lease | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,585)	(5,210)	(8,404)
Additions / disposals (net) due to change in the scope of consolidation	40	0	0
Additions / disposals (net)	3,390	2,387	2,149
Charge for the year	0	0	0
Transfers, exchange differences and other items	(3,083)	(2,762)	1,045
Balance, at the end of the period	(5,238)	(5,585)	(5,210)
Leased out under an operating lease | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(60)	(23)	(239)
Impairment charge for the year	(17)	(70)	(12)
Releases	4	2	6
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	(29)	31	222
Balance, at the end of the period	(102)	(60)	(23)
Leased out under an operating lease | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	963	973
Balance, at the end of the period	979	963	973
Investment property | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,460	1,450	2,378
Additions / disposals (net) due to change in the scope of consolidation	0	7	(15)
Additions / disposals (net)	(64)	(29)	(310)
Transfers, exchange differences and other items	141	32	(603)
Balance, at the end of the period	1,537	1,460	1,450
Investment property | Gross carrying amount | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(133)	(144)	(199)
Additions / disposals (net) due to change in the scope of consolidation	0	0	6
Additions / disposals (net)	3	11	32
Charge for the year	(10)	(8)	(14)
Transfers, exchange differences and other items	(9)	8	31
Balance, at the end of the period	(149)	(133)	(144)
Investment property | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(364)	(333)	(616)
Impairment charge for the year	(8)	(11)	(36)
Releases	5	5	3
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	3	3
Transfers, exchange differences and other items	(44)	(28)	316
Balance, at the end of the period	(408)	(364)	(333)
Investment property | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	€ 0	€ 0	€ 0